Shareholders' Equity (Details) - Schedule of share based compensation expense - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	$ 4,630	$ 2,743
Cost of products [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	491	237
Cost of services [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	360	230
Research and development [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	780	600
Selling and marketing [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	1,381	636
General and administrative [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	$ 1,618	$ 1,040